Stockholders' Equity - Summary of Stock Options Outstanding and Exercisable (Detail) - $ / shares	3 Months Ended	12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock options outstanding	6,000	222,000
Stock options exercisable	4,000	116,000
Exercise Price One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 162.93	$ 4.655
Number of stock options outstanding	2,000	79,000
Weighted average remaining contractual life (years)	8 years 11 months 1 day	9 years 2 months 1 day
Stock options exercisable	1,000	21,000
Exercise Price Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 307.65	$ 6.04
Number of stock options outstanding	1,000	9,000
Weighted average remaining contractual life (years)	7 years 10 months 2 days	8 years 7 months 20 days
Stock options exercisable	1,000	3,000
Exercise Price Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price		$ 8.79
Number of stock options outstanding	2,000	34,000
Weighted average remaining contractual life (years)	7 years 4 months 9 days	8 years 1 month 2 days
Stock options exercisable	2,000	17,000
Exercise Price Three [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 1,067.5
Exercise Price Three [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 1,680
Exercise Price Four [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock options outstanding	1,000	6,000
Weighted average remaining contractual life (years)	2 years 5 months 4 days	8 years 3 months 7 days
Stock options exercisable		6,000
Exercise Price Four [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 2,170	$ 12.75
Exercise Price Four [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 2,397.5	$ 16.25
Exercise Price Five [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock options outstanding		73,000
Weighted average remaining contractual life (years)		7 years 3 months 21 days
Stock options exercisable		48,000
Exercise Price Five [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price		$ 30.5
Exercise Price Five [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price		$ 48
Exercise Price Six [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock options outstanding		13,000
Weighted average remaining contractual life (years)		6 years 9 months 21 days
Stock options exercisable		13,000
Exercise Price Six [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price		$ 62
Exercise Price Six [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price		68.5
Exercise Price Seven [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price		$ 85
Number of stock options outstanding		7,000
Weighted average remaining contractual life (years)		6 years 2 months 15 days
Stock options exercisable		7,000
Exercise Price Eight [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock options outstanding		1,000
Weighted average remaining contractual life (years)		1 year 11 months 4 days
Stock options exercisable		1,000
Exercise Price Eight [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price		$ 304.95
Exercise Price Eight [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price		$ 2,660